Acquisitions (Details) - Schedule of total consideration to estimated fair value of acquired net assets - ExtenData Solutions, LLC [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Cash	$ 841
Accounts receivable	1,900
Inventory	4
Prepaids and other current assets	40
Fixed assets	519
Customer lists and relationships	2,420
Trade name	510
Developed technology	70
Backlog	60
Accounts payable	(1,678)
Accrued expenses	(244)
Deferred revenue	(410)
Total fair value excluding goodwill	4,032
Goodwill	1,138
Total consideration	$ 5,170